COMMITMENTS AND CONTINGENCY	6 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCY
COMMITMENTS AND CONTINGENCY

NOTE 24. COMMITMENTS AND CONTINGENCY

(a)   Contingency

The Labor Contract Law of the PRC requires employers to assure the liability of severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008. The employers will be liable for one month of severance pay for each year of the service provided by the employees. As of December 31, 2021, the Company estimated its severance payments of approximately ¥6.5 million ($1.0 million) which has not been reflected in its unaudited condensed consolidated interim financial statements, because management cannot predict what the actual payment, if any, will be in the future.

(b)   Purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of December 31, 2021 are payable as follows:

	Minimum purchase
Twelve months ending December 31,	commitment
2022	¥15,337,798	$2,411,066
2023	300,000	47,159
2024	300,000	47,159
2025	300,000	47,159
Thereafter	—	—
Total minimum payments required	¥16,237,798	$2,552,543

(c) Office Leases Commitment - short term

The Company entered into several non-cancellable operating lease agreements for office spaces and factories. Future payments under such leases were included in lease liabilities as disclosed in Note 11, other than those within under lease agreements within one year which are disclosed as follows as of December 31, 2021:

	RMB	U.S. Dollars
Twelve months ending June 30,	(Unaudited)	(Unaudited)
2022	¥132,850	$20,884
Total	¥132,850	$20,884